Spirit of America Real Estate Income and Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Common Stocks 97.37% Shares Market Value
Communications 0.53%
DigitalBridge Group, Inc. 33,000 $ 386,100
Consumer Discretionary 1.57%
Amazon.com, Inc.
(a)
4,400 966,108
D.R. Horton, Inc. 1,000 169,470
1,135,578
Data Center REITs 11.08%
Digital Realty Trust, Inc. 22,881 3,955,667
Equinix, Inc. 5,160 4,041,519
7,997,186
Energy 0.97%
Cheniere Energy Partners LP 1,613 86,812
Energy Transfer LP 16,000 274,560
Enterprise Products Partners LP 6,000 187,620
MPLX LP 3,000 149,850
698,842
Financials 0.90%
Blackstone Group, Inc. (The), Class A 2,000 341,700
KKR & Co. LP 2,350 305,382
647,082
Gaming REITs 5.58%
Gaming and Leisure Properties, Inc. 28,885 1,346,330
VICI Properties, Inc. 82,297 2,683,705
4,030,035
Health Care REITs 13.98%
American Healthcare REIT, Inc. 1,000 42,010
CareTrust REIT, Inc. 5,000 173,400
Healthcare Realty Trust, Inc. 8,000 144,240
Healthpeak Properties, Inc. 18,869 361,341
Omega Healthcare Investors, Inc. 42,000 1,773,240
Ventas, Inc. 18,950 1,326,310
Welltower, Inc. 35,175 6,266,075
10,086,616
Homebuilding 0.41%
Lennar Corp., Class A 925 116,587
Millrose Properties, Inc. 462 15,528
Toll Brothers, Inc. 1,175 162,314
294,429
Hotel REITs 1.24%
Host Hotels & Resorts, Inc. 39,900 679,098
Park Hotels & Resorts, Inc. 9,250 102,490

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Common Stocks 97.37% (continued) Shares Market Value
Hotel REITs 1.24% (continued)
Summit Hotel Properties, Inc. 6,000 $ 32,940
Sunstone Hotel Investors, Inc. 8,700 81,519
896,047
Industrial REITs 8.77%
Lineage, Inc. 2,100 81,144
Plymouth Industrial REIT, Inc. 1,500 33,495
Prologis, Inc. 23,551 2,697,061
Rexford Industrial Realty, Inc. 10,500 431,655
STAG Industrial, Inc. 38,950 1,374,545
Terreno Realty Corp. 30,150 1,711,013
6,328,913
Industrials 0.90%
Vertiv Holdings Co. 4,300 648,698
Infrastructure REITs 1.11%
American Tower Corp., Class A 2,320 446,182
Crown Castle International Corp. 3,690 356,048
802,230
Midstream - Oil & Gas 0.05%
Plains All American Pipeline LP 2,000 34,120
Mortgage Finance 0.18%
Blackstone Mortgage Trust, Inc., Class A 2,200 40,502
Starwood Property Trust, Inc. 4,500 87,165
127,667
Multi Asset Class REITs 0.97%
Lexington Realty Trust 2,700 24,192
One Liberty Properties, Inc. 2,500 55,300
WP Carey, Inc. 9,200 621,644
701,136
Office REITs 2.34%
Alexandria Real Estate Equities, Inc. 3,950 329,193
Boston Properties, Inc. 6,915 514,061
COPT Defense Properties 12,000 348,720
Cousins Properties, Inc. 6,500 188,110
Empire State Realty Trust, Inc. 1,000 7,660
Highwoods Properties, Inc. 2,000 63,640
Kilroy Realty Corp. 4,265 180,196
Net Lease Office Properties
(a)
1,872 55,524
1,687,104
Residential REITs 21.76%
American Homes 4 Rent, Class A 36,300 1,206,975

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Common Stocks 97.37% (continued) Shares Market Value
Residential REITs 21.76% (continued)
AvalonBay Communities, Inc. 17,040 $ 3,291,617
Camden Property Trust 10,000 1,067,800
Equity LifeStyle Properties, Inc. 17,550 1,065,285
Equity Residential 36,515 2,363,616
Essex Property Trust, Inc. 9,736 2,605,938
Invitation Homes, Inc. 6,500 190,645
Mid-America Apartment Communities, Inc. 7,222 1,009,130
Sun Communities, Inc. 8,400 1,083,600
UDR, Inc. 48,850 1,820,151
15,704,757
Retail REITs 13.77%
Agree Realty Corp. 8,100 575,424
Brixmor Property Group, Inc. 41,475 1,148,028
Federal Realty Investment Trust 9,700 982,707
Four Corners Property Trust, Inc. 5,000 122,000
Getty Realty Corp. 1,000 26,830
Kimco Realty Corp. 25,569 558,683
National Retail Properties, Inc. 17,750 755,617
Realty Income Corp. 27,585 1,676,892
Regency Centers Corp. 13,400 976,860
Simon Property Group, Inc. 14,450 2,711,832
Tanger Factory Outlet Centers, Inc. 12,000 406,080
9,940,953
Self-Storage REITs 6.28%
CubeSmart 18,450 750,177
Extra Space Storage, Inc. 10,580 1,491,145
Public Storage 7,925 2,289,136
4,530,458
Specialty REITs 4.80%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 717 22,012
Iron Mountain, Inc. 33,300 3,394,602
Postal Realty Trust, Inc., Class A 3,000 47,070
3,463,684
Timber REITs 0.18%
Weyerhaeuser Co. 5,300 131,387
Total Common Stocks
(Cost $58,160,026) 70,273,022
Preferred Stocks 2.22% Shares Market Value
Data Center REITs 0.12%
Digital Realty Trust, Inc., Series J, 5.25% 4,000 89,600

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Preferred Stocks 2.22% (continued) Shares Market Value
Hotel REITs 1.08%
Ashford Hospitality Trust, Inc., Series F, 7.38% 6,000 $ 87,960
Pebblebrook Hotel Trust, Series F, 6.30% 2,500 50,500
Pebblebrook Hotel Trust, Series G, 6.38% 4,000 79,600
Pebblebrook Hotel Trust, Series H, 6.38% 6,000 108,180
Sotherly Hotels, Inc., Series B, 8.00% 6,000 68,220
Sotherly Hotels, Inc., Series C, 7.88% 2,000 23,120
Summit Hotel Properties, Inc., Series F, 5.88% 10,000 192,400
Sunstone Hotel Investors, Inc., Series H, 6.13% 4,000 85,200
Sunstone Hotel Investors, Inc., Series I, 5.70% 4,000 84,440
779,620
Mortgage Finance 0.06%
New York Mortgage Trust Inc., Series G, 7.00% 2,000 39,600
Multi Asset Class REITs 0.06%
Vornado Realty Trust, Series M, 5.25% 2,500 45,350
Office REITs 0.08%
Hudson Pacific Properties Inc., Series C, 4.75% 4,000 57,040
Residential REITs 0.07%
American Homes 4 Rent, Series G, 5.88% 2,000 47,800
Retail REITs 0.25%
CTO Realty Growth, Inc., Series A, 6.38% 2,000 42,600
Federal Realty Investment Trust, Series C, 5.00% 6,500 139,100
181,700
Self-Storage REITs 0.50%
Public Storage, Series I, 4.88% 1,917 40,065
Public Storage, Series K, 4.75% 4,000 81,760
Public Storage, Series L, 4.63% 2,000 39,260
Public Storage, Series M, 4.13% 1,167 20,458
Public Storage, Series S, 4.10% 10,000 176,500
358,043
Total Preferred Stocks
(Cost $2,166,326) 1,598,753

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Shares Market Value
Money Market Funds 0.22%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 4.05%
(b)
159,851 $ 159,851
Total Money Market Funds
(Cost $159,851) 159,851
Total Investments — 99.81%
(Cost $60,486,203) 72,031,626
Other Assets in Excess of Liabilities  — 0.19% 139,452
NET ASSETS - 100.00% $ 72,171,078
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of September 30, 2025.

Spirit of America Large Cap Value Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Common Stocks 99.86% Shares Market Value
Communications 8.85%
Alphabet, Inc., Class A 44,400 $ 10,793,640
Alphabet, Inc., Class C 3,450 840,248
AT&T, Inc. 9,500 268,280
DigitalBridge Group, Inc. 13,000 152,100
Meta Platforms, Inc., Class A 2,080 1,527,510
Netflix, Inc.
(a)
1,880 2,253,970
Uber Technologies, Inc.
(a)
1,800 176,346
Verizon Communications, Inc. 26,540 1,166,433
Walt Disney Co. (The) 14,500 1,660,250
18,838,777
Consumer Discretionary 6.94%
Amazon.com, Inc.
(a)
28,100 6,169,917
Chipotle Mexican Grill, Inc.
(a)
40,200 1,575,438
Home Depot, Inc. (The) 6,138 2,487,056
Lowe's Companies, Inc. 3,200 804,192
Masco Corp. 7,500 527,925
McDonald's Corp. 2,580 784,036
NIKE, Inc., Class B 1,500 104,595
Starbucks Corp. 2,750 232,650
Tesla, Inc.
(a)
4,275 1,901,178
TKO Group Holdings, Inc. 900 181,764
14,768,751
Consumer Staples 6.40%
Altria Group, Inc. 12,650 835,659
Coca-Cola Co. (The) 7,600 504,032
Costco Wholesale Corp. 6,756 6,253,556
Kroger Co. (The) 9,000 606,690
PepsiCo, Inc. 2,200 308,968
Philip Morris International, Inc. 4,800 778,560
Procter & Gamble Co. (The) 6,015 924,205
Target Corp. 830 74,451
Wal-Mart Stores, Inc. 32,252 3,323,891
13,610,012
Energy 3.34%
Antero Midstream Corp. 3,000 58,320
Baker Hughes Co. 4,750 231,420
Cheniere Energy, Inc. 5,500 1,292,390
Chevron Corp. 3,460 537,303
ConocoPhillips 527 49,849
Diamondback Energy, Inc. 1,550 221,805
EOG Resources, Inc. 2,250 252,270
Exxon Mobil Corp. 5,658 637,939
Kinder Morgan, Inc. 7,750 219,403
Marathon Petroleum Corp. 550 106,007

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Common Stocks 99.86% (continued) Shares Market Value
Energy 3.34% (continued)
Phillips 66 3,900 $ 530,478
Targa Resources Corp. 3,700 619,898
Valero Energy Corp. 4,765 811,289
Williams Companies, Inc. (The) 24,350 1,542,573
7,110,944
Financials 9.62%
American Express Co. 5,000 1,660,800
Bank of America Corp. 24,850 1,282,011
Berkshire Hathaway, Inc., Class B
(a)
4,120 2,071,289
Blackstone Group, Inc. (The), Class A 14,000 2,391,900
Carlyle Group, Inc. (The) 6,050 379,335
Citigroup, Inc. 20,750 2,106,125
CME Group, Inc. 1,404 379,347
Coinbase Global, Inc., Class A
(a)
550 185,619
Goldman Sachs Group, Inc. (The) 2,715 2,162,090
JPMorgan Chase & Co. 21,992 6,936,937
KKR & Co. LP 2,000 259,900
Morgan Stanley 3,000 476,880
Wells Fargo & Co. 2,000 167,640
20,459,873
Health Care 7.10%
Abbott Laboratories 3,100 415,214
AbbVie, Inc. 20,550 4,758,147
Bristol-Myers Squibb Co. 4,500 202,950
Eli Lilly & Co. 3,365 2,567,495
Humana, Inc. 1,350 351,229
McKesson Corp. 4,670 3,607,762
Medtronic PLC 7,069 673,252
Merck & Co., Inc. 9,950 835,103
Quest Diagnostics, Inc. 3,800 724,204
Thermo Fisher Scientific, Inc. 1,090 528,672
UnitedHealth Group, Inc. 1,150 397,095
Vertex Pharmaceuticals, Inc.
(a)
100 39,164
15,100,287
Industrials 8.42%
AeroVironment, Inc.
(a)
300 94,467
Caterpillar, Inc. 11,090 5,291,593
CSX Corp. 36,600 1,299,666
Cummins, Inc. 3,550 1,499,413
Deere & Co. 5,660 2,588,092
FedEx Corp. 1,800 424,458
GE Vernova LLC 1,875 1,152,938
Honeywell International, Inc. 8,850 1,862,925
ITT, Inc. 300 53,628
Johnson Controls International PLC 8,253 907,417

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Common Stocks 99.86% (continued) Shares Market Value
Industrials 8.42% (continued)
Lockheed Martin Corp., Class B 1,000 $ 499,210
Raytheon Technologies Corp. 2,100 351,393
United Parcel Service, Inc., Class B 2,550 213,002
Vertiv Holdings Co. 3,250 490,295
Waste Connections, Inc. 6,775 1,191,045
17,919,542
Materials 1.07%
CF Industries Holdings, Inc. 7,200 645,840
Corteva, Inc. 7,233 489,168
DuPont de Nemours, Inc. 1,500 116,850
Freeport-McMoRan, Inc. 3,500 137,270
New Linde PLC 1,400 665,000
Newmont Goldcorp Corp. 2,100 177,051
Nucor Corp. 400 54,172
2,285,351
Real Estate Investment Trusts (REITs) 1.94%
AvalonBay Communities, Inc. 250 48,292
Digital Realty Trust, Inc. 3,800 656,944
Equinix, Inc. 1,350 1,057,374
Iron Mountain, Inc. 5,650 575,961
Prologis, Inc. 5,350 612,682
Sun Communities, Inc. 1,600 206,400
Terreno Realty Corp. 1,075 61,006
VICI Properties, Inc. 2,073 67,601
Welltower, Inc. 4,650 828,351
Weyerhaeuser Co. 500 12,395
4,127,006
Technology 40.26%
Accenture PLC, Class A 3,725 918,585
Adobe, Inc.
(a)
650 229,287
Advanced Micro Devices, Inc.
(a)
8,700 1,407,573
Apple, Inc. 35,882 9,136,634
Applied Materials, Inc. 12,520 2,563,345
ARM Holdings PLC ADR
(a)
950 134,415
Broadcom, Inc. 4,800 1,583,568
Cisco Systems, Inc. 17,150 1,173,403
Cognizant Technology Solutions Corp., Class A 4,600 308,522
CoreWeave, Inc., Class A
(a)
2,700 369,495
Corning, Inc. 8,000 656,240
Crowdstrike Holdings, Inc., Class A
(a)
4,375 2,145,413
Dell Technologies, Inc., Class C 1,624 230,234
Garmin Ltd. 1,150 283,153
HP, Inc. 500 13,615
International Business Machines Corp. 2,668 752,803
MasterCard, Inc., Class A 2,450 1,393,585

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Common Stocks 99.86% (continued) Shares Market Value
Technology 40.26% (continued)
Microchip Technology, Inc. 6,450 $ 414,219
Microsoft Corp. 19,299 9,995,917
NetApp, Inc. 2,600 307,996
NortonLifeLock, Inc. 24,700 701,233
NVIDIA Corp. 169,220 31,573,068
Oracle Corp. 29,375 8,261,425
Palantir Technologies, Inc., Class A
(a)
6,100 1,112,762
Palo Alto Networks, Inc.
(a)
5,650 1,150,453
Paychex, Inc. 3,850 488,026
QUALCOMM, Inc. 3,750 623,850
ServiceNow, Inc.
(a)
1,130 1,039,916
Taiwan Semiconductor Manufacturing Co. Ltd. ADR 1,050 293,255
Texas Instruments, Inc. 9,175 1,685,723
Visa, Inc., Class A 7,550 2,577,419
Workday, Inc., Class A
(a)
6,480 1,559,930
Zscaler, Inc.
(a)
1,900 569,354
85,654,416
Utilities 5.92%
AES Corp. 3,000 39,480
American Electric Power Company, Inc. 2,250 253,125
Constellation Energy Corp. 7,000 2,303,490
Dominion Energy, Inc. 12,000 734,040
Duke Energy Corp. 2,250 278,437
Edison International 2,600 143,728
Entergy Corp. 4,050 377,420
IDACORP, Inc. 700 92,505
NextEra Energy, Inc. 23,725 1,791,000
NRG Energy, Inc. 500 80,975
Oklo, Inc.
(a)
15,450 1,724,684
PPL Corp. 2,000 74,320
Sempra Energy 250 22,495
Talen Energy Corp.
(a)
3,100 1,318,678
UGI Corp. 1,000 33,260
Vistra Energy Corp. 11,050 2,164,916
WEC Energy Group, Inc. 10,100 1,157,359
12,589,912
Total Common Stocks
(Cost $82,773,199) 212,464,871
Preferred Stocks 0.18% Shares Market Value
Financials 0.18%
Bank of America Corp., Series GG, 6.00% 4,000 101,040
Bank of America Corp., Series HH, 5.88% 2,000 50,200
Bank of America Corp., Series LL, 5.00% 2,000 42,640
Bank of America Corp., Series SS, 4.75% 2,000 40,940

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Preferred Stocks 0.18% (continued) Shares Market Value
Financials 0.18% (continued)
JPMorgan Chase & Co., Series EE, 6.00% 2,000 $ 50,720
Prudential Financial, Inc., 5.63% 2,000 49,740
RenaissanceRE Holdings Ltd., Series G, 4.20% 150 2,512
U.S. Bancorp, Series O, 4.50% 2,000 39,480
377,272
Total Preferred Stocks
(Cost $403,750) 377,272
Money Market Funds 0.07%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 4.05%
(b)
144,505 144,505
Total Money Market Funds
(Cost $144,505) 144,505
Total Investments — 100.11%
(Cost $83,321,454) 212,986,648
Liabilities in Excess of Other Assets  — (0.11)% (226,274)
NET ASSETS - 100.00% $ 212,760,374
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of September 30, 2025.
ADR — American Depositary Receipt

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Municipal Bonds 98.67%
Principal
Amount Market Value
California 4.39%
California Health Facilities Financing , Callable 11/15/2027 @ 100,   5.00%,
11/15/2056 $ 250,000 $ 251,318
Los Angeles Department of Water & Power ,   5.00%, 7/1/2054 250,000 255,697
Los Angeles Department of Water & Power , Callable 1/1/2027 @
100,   5.00%, 7/1/2042 250,000 251,402
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds , Callable 5/15/2026 @ 100,   4.00%, 5/15/2037 15,000 15,033
Southern California Public Power Authority , Callable 7/1/2034 @
100,   5.00%, 7/1/2053 100,000 102,754
State of California, General Obligation Unlimited , Callable 8/1/2026 @
100,   5.00%, 8/1/2029 250,000 250,461
1,126,665
Colorado 1.38%
City & County of Denver CO Pledged Excise Tax , Callable 8/1/2026 @
100,   5.00%, 8/1/2044 100,000 100,377
Colorado Health Facilities Authority , Callable 5/15/2028 @ 100,   5.00%,
11/15/2048 250,000 253,186
353,563
Connecticut 1.45%
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue
Bonds , Callable 11/15/2025 @ 100,   3.25%, 11/15/2036 250,000 233,733
Connecticut Housing Finance Authority, Revenue Bonds , Callable 5/15/2027
@ 100,   3.40%, 11/15/2037 25,000 23,863
Connecticut State Health & Educational Facility Authority, Revenue
Bonds ,   5.00%, 7/1/2034 100,000 100,097
Connecticut State Health & Educational Facility Authority, Revenue Bonds ,
Callable 7/1/2026 @ 100,   5.00%, 7/1/2034 15,000 15,127
372,820
Delaware 0.88%
Delaware Transportation Authority ,   5.00%, 6/1/2055 225,000 224,997
District of Columbia 1.21%
District of Columbia Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds, (Fannie Mae) ,   4.45%, 6/15/2031 310,000 311,606
Florida 9.76%
City of Orlando FL Public Improvements, Revenue Bonds ,   5.00%,
10/1/2046 1,000,000 1,001,025
City of Tampa FL , Callable 5/15/2026 @ 100,   5.00%, 11/15/2046 250,000 250,851
Florida Keys Aqueduct Authority ,   5.00%, 9/1/2049 150,000 150,032
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding
Revenue Bonds ,   5.00%, 10/1/2030 500,000 500,961
Miami-Dade County Expressway Authority ,   5.00%, 7/1/2040 350,000 351,567
School Board of Miami-Dade County (The), Certificates of Participation ,
Callable 2/1/2026 @ 100,   4.00%, 2/1/2033 250,000 250,833
2,505,269

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Municipal Bonds  98.67% (continued)
Principal
Amount Market Value
Georgia 3.20%
Atlanta GA Water & Wastewater Revenue, Revenue Bonds , Callable
11/1/2029 @ 100,   3.00%, 11/1/2037 $ 350,000 $ 318,970
Main Street Natural Gas, Inc. , Callable 5/15/2029 @ 100,   5.00%, 5/15/2043 250,000 253,326
Municipal Electric Authority of Georgia ,   5.00%, 7/1/2060 250,000 249,437
821,733
Illinois 5.40%
Chicago Transit Authority Sales Tax Receipts Fund , Callable 12/1/2026 @
100,   5.00%, 12/1/2046 250,000 250,697
Chicago Transit Authority Sales Tax Receipts Fund , Callable 12/1/2029 @
100,   4.00%, 12/1/2055 250,000 223,958
City of Chicago IL Waterworks Revenue , Callable 5/1/2033 @ 100,   5.25%,
11/1/2053 250,000 258,468
Illinois State Finance Authority, Revenue Bonds Series 2020 A , Callable
4/1/2030 @ 100,   4.00%, 4/1/2050 5,000 4,591
Illinois State Toll Highway Authority ,   5.00%, 1/1/2041 300,000 301,641
Metropolitan Pier & Exposition Authority ,   5.00%, 6/15/2050 350,000 345,603
1,384,958
Louisiana 1.52%
City of New Orleans LA , Callable 12/1/2030 @ 100,   5.00%, 12/1/2050 250,000 255,445
City of Shreveport LA Water & Sewer Revenue , Callable 12/1/2028 @
100,   4.00%, 12/1/2049 150,000 134,272
389,717
Maine 0.89%
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds ,   3.75%, 11/15/2044 100,000 91,371
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds ,   3.60%, 11/15/2036 95,000 91,117
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds ,   3.45%, 11/15/2032 45,000 45,009
227,497
Maryland 0.98%
City of Baltimore MD , Callable 1/1/2027 @ 100,   5.00%, 7/1/2046 250,000 251,435
Massachusetts 5.86%
Massachusetts Development Finance Agency ,   5.00%, 12/1/2046 300,000 301,040
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2025
@ 100,   3.25%, 12/1/2036 575,000 533,038
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2026
@ 100,   3.75%, 12/1/2037 250,000 247,273
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2027
@ 100,   3.25%, 12/1/2032 200,000 200,030
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2026
@ 100,   3.55%, 12/1/2037 85,000 82,111
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 6/1/2026
@ 100,   3.15%, 12/1/2026 40,000 40,035

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Municipal Bonds  98.67% (continued)
Principal
Amount Market Value
Massachusetts 5.86% (continued)
Massachusetts School Building Authority, Revenue Bonds ,   5.00%,
8/15/2026 $ 100,000 $ 100,117
1,503,644
Michigan 3.83%
Michigan Finance Authority Revenue , Callable 11/1/2025 @ 100,   5.00%,
11/1/2044 250,000 250,077
Michigan Public Educational Facilities Authority, School Improvements,
Refunding Revenue Bonds ,   6.00%, 12/1/2035 500,000 482,296
Michigan State Building Authority , Callable 10/15/2026 @ 100,   5.00%,
10/15/2051 250,000 251,273
983,646
Minnesota 1.37%
Southern Minnesota Municipal Power Agency Power Supply System,
Revenue Bonds , Callable 1/1/2026 @ 100,   5.00%, 1/1/2041 350,000 351,495
Missouri 3.12%
Health & Educational Facilities Authority of the State of Missouri,
Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds,
(OID) , Callable 11/15/2025 @ 100,   4.00%, 11/15/2045 500,000 453,031
Health & Educational Facilities Authority of the State of Missouri,
Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds,
(OID) ,   3.75%, 11/15/2039 100,000 92,532
St. Louis Municipal Finance Corp. , Callable 10/1/2030 @ 100,   5.00%,
10/1/2049 250,000 254,772
800,335
Nebraska 2.68%
Omaha Public Power District Nebraska City Station , Callable 2/1/2026 @
100,   5.00%, 2/1/2049 125,000 124,779
University of Nebraska Facilities Corp. (The) ,   4.00%, 7/15/2062 630,000 563,586
688,365
Nevada 1.87%
Las Vegas Convention & Visitors Authority , Callable 7/1/2028 @
100,   4.00%, 7/1/2049 250,000 226,421
Nevada System of Higher Education, Certificates of Participation , Callable
7/1/2026 @ 100,   4.00%, 7/1/2027 250,000 252,719
479,140
New Jersey 7.11%
Borough of Seaside Heights NJ, General Obligation Unlimited ,   4.00%,
4/1/2026 125,000 125,145
Hudson County Improvement Authority, Refunding Revenue Bonds,
(AGM) ,   5.40%, 10/1/2025 150,000 150,000
New Jersey Health Care Facilities Financing Authority , Callable 7/1/2026 @
100,   5.00%, 7/1/2043 250,000 251,016
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
(OID) ,   5.00%, 7/1/2027 5,000 5,006

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Municipal Bonds  98.67% (continued)
Principal
Amount Market Value
New Jersey 7.11% (continued)
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds , Callable
11/1/2025 @ 100,   3.50%, 11/1/2036 $ 500,000 $ 491,040
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds , Callable
11/1/2025 @ 100,   3.90%, 11/1/2050 175,000 157,783
New Jersey Turnpike Authority , Callable 7/1/2035 @ 100,   4.75%, 1/1/2050 250,000 255,083
Tobacco Settlement Financing Corp. ,   5.00%, 6/1/2046 400,000 391,002
1,826,075
New Mexico 0.98%
New Mexico Finance Authority ,   5.25%, 6/1/2053 250,000 251,006
New York 13.54%
City of New York NY , Callable 8/1/2031 @ 100,   5.00%, 8/1/2047 250,000 255,715
Metropolitan Transportation Authority , Callable 5/15/2030 @ 100,   5.25%,
11/15/2055 250,000 254,981
Metropolitan Transportation Authority ,   5.00%, 11/15/2050 250,000 252,147
New York City Housing Development Corp., Revenue Bonds , Callable
11/1/2025 @ 100,   3.60%, 11/1/2031 250,000 250,091
New York City Housing Development Corp., Revenue Bonds , Callable
5/1/2026 @ 100,   3.10%, 11/1/2032 250,000 250,007
New York City Housing Development Corp., Revenue Bonds , Callable
2/1/2026 @ 100,   3.50%, 11/1/2032 150,000 150,175
New York State Dormitory Authority , Callable 7/1/2030 @ 100,   4.00%,
7/1/2052 230,000 210,762
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid
Withholding) ,   3.25%, 4/1/2031 280,000 280,018
New York State Dormitory Authority, Revenue Bonds ,   4.75%, 10/1/2040 5,000 5,002
New York State Thruway Authority , Callable 1/1/2026 @ 100,   5.00%,
1/1/2046 250,000 249,963
New York State Thruway Authority , Callable 1/1/2026 @ 100,   5.00%,
1/1/2051 250,000 249,813
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2025
@ 100,   5.00%, 11/15/2040 310,000 310,868
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2030
@ 100,   5.00%, 11/15/2054 250,000 254,926
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2025
@ 100,   5.00%, 11/15/2035 250,000 250,700
TSASC, Inc./NY , Callable 6/1/2027 @ 100,   5.00%, 6/1/2041 250,000 250,181
3,475,349
North Carolina 2.02%
North Carolina Turnpike Authority , Callable 1/1/2034 @ 100,   5.00%,
1/1/2058 300,000 307,451
North Carolina Turnpike Authority , Callable 1/1/2030 @ 100,   5.00%,
1/1/2049 110,000 111,595
University of North Carolina at Charlotte (The), Revenue Bonds , Callable
10/1/2027 @ 100,   4.00%, 10/1/2037 100,000 100,344
519,390

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Municipal Bonds  98.67% (continued)
Principal
Amount Market Value
North Dakota 0.39%
City of Bismarck ND Sanitary Sewer Revenue, Revenue Bonds , Callable
5/1/2026 @ 100,   3.00%, 5/1/2029 $ 100,000 $ 99,648
Ohio 0.99%
Franklin County Convention Facilities Authority , Callable 12/1/2029 @
100,   5.00%, 12/1/2046 250,000 252,944
Pennsylvania 9.08%
City of Philadelphia PA Water & Wastewater Revenue ,   5.00%, 10/1/2052 450,000 450,745
Geisinger PA Authority Health System ,   5.00%, 2/15/2045 145,000 146,119
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds , Callable 8/15/2027 @ 100,   5.00%,
8/15/2047 250,000 251,703
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds ,   5.00%, 5/1/2037 100,000 77,480
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds ,   5.00%, 5/1/2042 100,000 70,126
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds, (OID) ,   4.00%, 5/1/2032 100,000 82,347
Pennsylvania Housing Finance Agency, Revenue Bonds , Callable 4/1/2033 @
100,   5.45%, 4/1/2051 150,000 156,176
Pennsylvania Housing Finance Agency, Revenue Bonds , Callable 4/1/2027 @
100,   3.65%, 10/1/2042 100,000 90,788
Pennsylvania State Turnpike Authority , Callable 12/1/2025 @ 100,   5.00%,
12/1/2045 250,000 250,941
Pennsylvania Turnpike Commission, Revenue Bonds , Callable 12/1/2025 @
100,   5.00%, 12/1/2045 500,000 500,389
Philadelphia Gas Works Co. ,   5.00%, 8/1/2050 250,000 254,661
2,331,475
Rhode Island 1.02%
Rhode Island Housing & Mortgage Finance Corp. , Callable 10/1/2032 @
100,   5.45%, 10/1/2053 250,000 260,728
South Carolina 0.78%
South Carolina Public Service Authority , Callable 12/1/2026 @ 100,   5.00%,
12/1/2041 200,000 201,289
South Dakota 1.13%
South Dakota Housing Development Authority, Revenue Bonds , Callable
11/1/2025 @ 100,   2.45%, 5/1/2027 250,000 247,576
South Dakota Housing Development Authority, Revenue Bonds , Callable
11/1/2025 @ 100,   3.13%, 11/1/2036 45,000 41,455
289,031
Tennessee 0.98%
Metropolitan Government of Nashville & Davidson County Convention
Center Authority, Public Improvements, Revenue Bonds ,   5.00%,
7/1/2026 200,000 200,376

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Municipal Bonds  98.67% (continued)
Principal
Amount Market Value
Tennessee 0.98% (continued)
Tennessee Housing Development Agency, Revenue Bonds , Callable 1/1/2027
@ 100,   3.40%, 7/1/2037 $ 55,000 $ 52,093
252,469
Texas 8.72%
Austin TX Electric Utility System Revenue, Revenue Bonds Series 2019 B ,
Callable 11/15/2029 @ 100,   5.00%, 11/15/2049 15,000 15,357
City of Austin TX Electric Utility Revenue , Callable 11/15/2025 @
100,   5.00%, 11/15/2045 250,000 249,964
City of Houston TX Combined Utility System , Callable 11/15/2025 @
100,   5.00%, 11/15/2044 250,000 250,023
Clifton Higher Education Finance Corp., School Improvements, Refunding
Revenue Bonds ,   4.00%, 8/15/2044 500,000 465,913
Comal Independent School District, Unlimited Tax School Building Bonds ,
Callable 2/1/2026 @ 100,   4.00%, 2/1/2034 250,000 250,453
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds ,
Callable 5/15/2026 @ 100,   4.00%, 11/15/2030 130,000 130,747
North Texas Tollway Authority , Callable 1/1/2028 @ 100,   5.00%, 1/1/2048 250,000 252,231
San Antonio Public Facilities Corp., Public Improvements, Refunding
Revenue Bonds, (OID) ,   4.00%, 9/15/2042 250,000 228,798
Texas Public Finance Authority, Revenue Bonds , Callable 12/1/2026 @
100,   4.00%, 12/1/2031 200,000 201,887
White Oak Independent School District, Unlimited Tax School Building
Bonds , Callable 2/15/2027 @ 100,   4.00%, 2/15/2029 190,000 193,904
2,239,277
Vermont 0.19%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue
Bonds ,   3.75%, 8/15/2037 50,000 49,559
Virginia 0.97%
Virginia State Resource Authority Infrastructure, Revenue Bonds , Callable
11/1/2025 @ 100,   4.00%, 11/1/2033 75,000 75,041
Virginia State Resource Authority Infrastructure, Revenue Bonds, Pre-
Refunded , Callable 11/1/2025 @ 100,   4.00%, 11/1/2033 175,000 175,196
250,237
Washington 0.98%
Snohomish County Public Utility District No.1 ,   5.00%, 12/1/2045 250,000 250,983
Total Municipal Bonds
(Cost $25,651,673) 25,326,345

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Money Market Funds 0.20% Shares Market Value
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 4.05%
(a)
51,860 $ 51,860
Total Money Market Funds
(Cost $51,860) 51,860
Total Investments — 98.87%
(Cost $25,703,533) 25,378,205
Other Assets in Excess of Liabilities  — 1.13% 290,646
NET ASSETS - 100.00% $ 25,668,851
(a) Rate disclosed is the seven day effective yield as of September 30, 2025.
AGM - Assured Guaranty Municipal Corp.
OID - Original Issue Discount

Spirit of America Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Common Stocks 6.20% Shares Market Value
Communications 0.61%
Verizon Communications, Inc. 7,500 $ 329,625
Energy 3.19%
Chevron Corp. 2,500 388,225
Enbridge, Inc. 12,500 630,750
Kinder Morgan, Inc. 7,500 212,325
South Bow Corp. 3,000 84,870
TC Energy Corp. 7,500 408,075
1,724,245
Financials 0.39%
Blackstone Mortgage Trust, Inc., Class A 11,565 212,912
Real Estate 2.01%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 7,000 214,900
Healthpeak Properties, Inc. 1,348 25,814
Realty Income Corp. 3,048 185,288
Simon Property Group, Inc. 3,500 656,845
1,082,847
Total Common Stocks
(Cost $2,708,318) 3,349,629
Preferred Stocks 20.34% Shares Market Value
Financials 13.27%
Affiliated Managers Group, Inc., 4.20% 15,000 241,200
Affiliated Managers Group, Inc., 4.75% 10,000 180,300
Allstate Corp. (The), Series I, 4.75% 10,000 208,300
American Financial Group, Inc., 5.13% 15,000 307,350
American Financial Group, Inc., 5.63% 20,000 442,000
Athene Holding Ltd., Series D, 4.88% 20,000 363,600
Bank of America Corp., Series HH, 5.88% 8,000 200,800
Bank of America Corp., Series LL, 5.00% 15,000 319,800
Bank of America Corp., Series PP, 4.13% 16,667 292,839
Bank of America Corp., Series QQ, 4.25% 10,000 180,700
Brighthouse Financial, Inc., Series C, 5.38% 20,000 270,600
Capital One Financial Corp., Series J, 4.80% 10,000 192,700
Capital One Financial Corp., Series K, 4.63% 18,500 345,950
CNO Financial Group, Inc., 5.13% 2,000 40,380
Equitable Holdings, Inc., Series C, 4.30% 20,000 351,600
Fulton Financial Corp., Series A, 5.13% 6,000 118,020
Huntington Bancshares, Inc., Series H, 4.50% 10,000 185,800
JPMorgan Chase & Co., Series GG, 4.75% 10,000 209,800
KeyCorp, Series G, 5.63% 15,000 344,550
MetLife, Inc., Series F, 4.75% 10,000 208,600
Northern Trust Corp., Series E, 4.70% 10,000 203,100
Prudential Financial, Inc., 5.63% 10,000 248,700

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Preferred Stocks 20.34% (continued) Shares Market Value
Financials 13.27% (continued)
RenaissanceRE Holdings Ltd., Series G, 4.20% 850 $ 14,238
Selective Insurance Group, Inc., Series B, 4.60% 1,000 18,550
State Street Corp., 5.35% 1,000 23,260
U.S. Bancorp, Series L, 3.75% 20,000 319,200
U.S. Bancorp, Series M, 4.00% 10,000 168,500
W.R. Berkley Corp., 5.10% 20,000 428,000
Washington Federal, Inc., Series A, 4.88% 10,000 162,800
Wells Fargo & Co., Series AA, 4.70% 10,000 195,900
Wells Fargo & Co., Series CC, 4.38% 10,000 181,900
Wells Fargo & Co., Series Z, 4.75% 10,000 197,400
7,166,437
Real Estate 2.67%
Brookfield Property Partners LP, Series A, 5.75% 7,500 100,500
Diversified Healthcare Trust, 5.63% 26,660 445,222
Federal Realty Investment Trust, Series C, 5.00% 7,500 160,500
Public Storage, Series N, 3.88% 20,000 337,400
Public Storage, Series S, 4.10% 10,000 176,500
Vornado Realty Trust, 5.40% 12,298 219,027
1,439,149
Technology 0.20%
Pitney Bowes, Inc., 6.70% 5,700 110,409
Utilities 4.20%
BIP Bermuda Holdings I Ltd., 5.13% 10,000 171,500
Brookfield Infrastructure Partners LP, 5.00% 10,000 174,000
Brookfield Infrastructure Partners LP, 5.13% 25,000 441,000
DTE Energy Co., Series G, 4.38% 15,000 277,650
Entergy Arkansas, Inc., 4.88% 10,000 211,700
Entergy Louisiana LLC, 4.88% 10,000 212,000
Entergy Mississippi, Inc., 4.90% 15,000 324,150
Southern Co., 4.95% 10,000 209,800
Southern Co., 5.25% 6,000 136,320
Southern Co., Series C, 4.20% 6,000 111,240
2,269,360
Total Preferred Stocks
(Cost $14,362,309) 10,985,355

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Collateralized Mortgage Obligations 0.08%
Principal
Amount Market Value
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A27, 5.50%,
10/25/2035 $ 14,893 $ 7,920
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A7, 5.50%,
10/25/2035 16,101 8,563
Citicorp Mortgage Securities, Inc., Class 1A12, 5.00%, 2/25/2035 28,393 27,967
Total Collateralized Mortgage Obligations  (Cost $45,723) 44,450
Corporate Bonds 13.94%
Bank of New York Mellon Corp. (The), 4.63%, 12/20/2049 500,000 497,164
Bank of New York Mellon Corp. (The), 3.70%, 3/20/2169 100,000 99,120
Entergy Texas, Inc., 5.15%, 6/1/2045 100,000 95,489
Exelon Generation Co. LLC, 5.60%, 6/15/2042
(a)(b)
400,000 366,067
Fifth Third Bancorp, 8.25%, 3/1/2038 250,000 309,449
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037 850,000 952,711
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036 500,000 550,651
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037 250,000 271,915
MetLife, Inc., 9.25%, 4/8/2038
(b)
1,500,000 1,801,326
MetLife, Inc., 10.75%, 8/1/2039 1,000,000 1,337,387
PECO Energy Capital Trust IV, 5.75%, 6/15/2033 1,000,000 989,166
Valero Energy Corp., 8.75%, 6/15/2030 224,000 260,950
Total Corporate Bonds
(Cost $7,599,116) 7,531,395
Municipal Bonds 59.31%
Principal
Amount Market Value
Alabama 3.57%
Health Care Authority for Baptist Health (The), Refunding Revenue
Bonds ,   5.50%, 11/15/2043 2,000,000 1,927,851
Arizona 0.33%
Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Revenue
Bonds , Callable 7/1/2030 @ 100,   2.70%, 7/1/2045 250,000 177,028
California 2.52%
Alhambra Unified School District, University & College Improvements,
General Obligation Unlimited ,   6.70%, 2/1/2026 465,000 469,460
California State University, Revenue Bonds Series 2020 B , Callable 5/1/2030
@ 100,   3.07%, 11/1/2042 100,000 77,611
Peralta Community College District, Refunding Revenue Bonds ,   7.31%,
8/1/2031 310,000 332,323
San Bernardino City Unified School District, School Improvements,
Certificates of Participation, (AGM)(OID) ,   8.25%, 2/1/2026 255,000 258,014
University of California Revenues, Revenue Bonds ,   4.13%, 5/15/2045 250,000 227,697
1,365,105
Colorado 0.87%
Colorado Mesa University ,   6.75%, 5/15/2042 425,000 470,523

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Municipal Bonds  59.31% (continued)
Principal
Amount Market Value
Connecticut 0.46%
State of Connecticut, General Obligation Unlimited ,   5.85%, 3/15/2032 $ 230,000 $ 247,466
Florida 3.30%
City of Miami Gardens FL Public Improvements, Build America Bonds,
Certificates of Participation ,   7.17%, 6/1/2026 230,000 234,264
County of Miami-Dade FL, Port, Airport & Marina Improvements, Build
America Revenue Bonds, (AGM)(OID) ,   7.50%, 4/1/2040 960,000 1,129,847
County of Miami-Dade FL, Transit System, Transit Improvements, Build
America Revenue Bonds ,   5.53%, 7/1/2032 250,000 257,063
Town of Miami Lakes FL, Public Improvements, Build America Revenue
Bonds ,   7.59%, 12/1/2030 150,000 162,914
1,784,088
Georgia 4.87%
Cobb Marietta Georgia Coliseum, Revenue Bonds , Callable 1/1/2026 @
100,   4.50%, 1/1/2047 100,000 92,350
Municipal Electric Authority of Georgia, Electric Lights & Power
Improvements, Build America Revenue Bonds ,   7.06%, 4/1/2057 1,371,000 1,544,413
State of Georgia, Public Improvements, General Obligation
Unlimited ,   3.84%, 2/1/2032 1,000,000 993,126
2,629,889
Hawaii 0.90%
State of Hawaii, General Obligation Unlimited , Callable 10/1/2025 @
100,   4.05%, 10/1/2032 495,000 488,456
Illinois 2.26%
City of Chicago IL Waterworks Revenue, Water Utility Improvements, Build
America Revenue Bonds ,   6.74%, 11/1/2040 250,000 273,074
Village of Glenwood IL, Public Improvements, Build America Bonds,
General Obligation Unlimited, (AGM) ,   7.03%, 12/1/2028 915,000 949,220
1,222,294
Indiana 3.66%
Anderson School Building Corp., Refunding Bonds, General Obligation
Limited , Callable 7/5/2026 @ 100,   3.95%, 7/5/2029 1,000,000 988,112
Anderson School Building Corp., Refunding Bonds, General Obligation
Limited, (OID) , Callable 7/5/2026 @ 100,   3.75%, 7/5/2028 1,000,000 988,167
1,976,279
Kansas 0.70%
Wyandotte County Unified School District No. 500 Kansas City, General
Obligation Unlimited Series 2020 B , Callable 9/1/2030 @ 100,   3.17%,
9/1/2046 500,000 378,572
Louisiana 0.15%
East Baton Rouge Parish, LA Sewerage Commission, Revenue Refunding
Bonds Series 2020 B ,   2.44%, 2/1/2039 100,000 79,237

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Municipal Bonds  59.31% (continued)
Principal
Amount Market Value
Massachusetts 0.53%
Massachusetts Health & Educational Facilities Authority, Refunding Revenue
Bonds ,   6.43%, 10/1/2035 $ 250,000 $ 270,934
University of Massachusetts Building Authority, University & College
Improvements, Build America Revenue Bonds ,   6.57%, 5/1/2039 15,000 15,017
285,951
Michigan 0.64%
Michigan Finance Authority, School Improvements, Revenue Bonds ,   6.38%,
11/1/2025 240,000 240,453
Onsted Community Schools, School Improvements, General Obligation
Unlimited ,   5.90%, 5/1/2027 100,000 100,858
St. Johns Public Schools, General Obligation Unlimited ,   6.65%, 5/1/2040 5,000 5,013
346,324
Missouri 5.59%
City of Kansas City MO, Revenue Bonds ,   7.83%, 4/1/2040 2,090,000 2,447,085
Missouri Joint Municipal Electric Utility Commission, Electric Lights
& Power Improvements, Build America Revenue Bonds ,   7.73%,
1/1/2039 475,000 571,342
3,018,427
Nevada 2.11%
County of Washoe NV, Public Improvements, Build America Revenue
Bonds ,   7.97%, 2/1/2040 690,000 823,380
County of Washoe NV, Public Improvements, Build America Revenue
Bonds ,   7.88%, 2/1/2040 250,000 320,280
1,143,660
New Jersey 0.79%
New Jersey Educational Facilities Authority, University & College
Improvements, Build America Revenue Bonds ,   6.19%, 7/1/2040 500,000 424,594
New York 2.67%
Long Island Power Authority, Revenue Bonds, (OID) ,   5.85%, 5/1/2041 195,000 199,086
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds ,   6.20%, 11/15/2026 60,000 60,603
New York City Industrial Development Agency, Recreational Facilities
Improvements Revenue Bonds, (NATL-RE) ,   5.90%, 3/1/2046 500,000 505,646
New York City Transitional Finance Authority Building Aid Revenue,
School Improvements, Build America Revenue Bonds, (State Aid
Withholding) ,   6.83%, 7/15/2040 465,000 513,789
Western Nassau County Water Authority, Build America Revenue
Bonds ,   6.70%, 4/1/2040 150,000 165,022
1,444,146
North Carolina 0.35%
County of Cabarrus NC, School Improvements, Revenue Bonds ,   5.50%,
4/1/2026 190,000 190,611

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Municipal Bonds  59.31% (continued)
Principal
Amount Market Value
Ohio 4.74%
American Municipal Power, Inc., Electric Lights & Power Improvements,
Build America Revenue Bonds ,   7.50%, 2/15/2050 $ 490,000 $ 575,802
American Municipal Power, Inc., Revenue Bonds ,   6.27%, 2/15/2050 445,000 464,863
Cincinnati City School District, Refunding Bonds, Certificates of
Participation, (OID) , Callable 12/15/2025 @ 100,   4.00%, 12/15/2032 200,000 195,114
County of Cuyahoga OH, Hospital Improvements, Build America Revenue
Bonds ,   8.22%, 2/15/2040 1,000,000 1,121,986
Springfield Local School District/Summit County, School Improvements,
Build America Bonds, General Obligation Unlimited (School District
Credit Program) ,   5.65%, 9/1/2031 200,000 200,143
2,557,908
Pennsylvania 3.67%
Pennsylvania Turnpike Commission Turnpike Revenue, Revenue Bonds ,
Callable 12/1/2029 @ 100,   3.58%, 12/1/2043 390,000 322,131
Pennsylvania Turnpike Commission, Build America Revenue Bonds ,   6.38%,
12/1/2037 520,000 564,836
Philadelphia Municipal Authority, Public Improvements, Revenue
Bonds ,   5.09%, 3/15/2028 15,000 15,120
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Recreational Facilities Improvements, Revenue Bonds ,   7.04%,
11/1/2039 1,000,000 1,077,537
1,979,624
Rhode Island 0.70%
Narragansett Bay Commission, Revenue Bonds Series 2020 A , Callable
9/1/2030 @ 100,   2.92%, 9/1/2043 500,000 376,764
Texas 2.35%
Frisco Economic Development Corp., Public Improvements, Revenue
Bonds ,   4.20%, 2/15/2034 1,000,000 986,891
Midland County Hospital District, Health, Hospital & Nursing Home
Improvements, Build America Bonds, General Obligation
Limited ,   6.44%, 5/15/2039 260,000 281,054
1,267,945
Virgin Islands 2.84%
Virgin Islands Water & Power Authority - Electric System, Electric Lights &
Power Improvements, Build America Revenue Bonds, (AGM) ,   6.85%,
7/1/2035 1,000,000 1,075,104
Virgin Islands Water & Power Authority - Electric System, Electric Lights &
Power Improvements, Build America Revenue Bonds, (AGM) ,   6.65%,
7/1/2028 445,000 457,316
1,532,420
Virginia 7.41%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, (OID) ,
Callable 6/1/2026 @ 100,   6.71%, 6/1/2046 5,245,000 4,004,878

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Municipal Bonds  59.31% (continued)
Principal
Amount Market Value
Washington 1.33%
Douglas County Public Utility District No. 1, Electric Lights & Power
Improvements, Revenue Bonds ,   5.35%, 9/1/2030 $ 168,214 $ 175,189
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power
Improvements, Build America Revenue Bonds ,   6.88%, 9/1/2032 500,000 546,933
722,122
Total Municipal Bonds
(Cost $32,998,607) 32,042,162
Total Investments — 99.87%
(Cost $57,714,073) 53,952,991
Other Assets in Excess of Liabilities  — 0.13% 68,714
NET ASSETS - 100.00% $ 54,021,705
(a) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGM - Assured Guaranty Municipal Corp.
NATL-RE - Insured by National Public Finance Guarantee Corp.
OID - Original Issue Discount

Spirit of America Utilities Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Common Stocks 97.37% Shares Market Value
Energy 2.41%
Kinder Morgan, Inc. 8,000 $ 226,480
ONEOK, Inc. 3,275 238,977
Targa Resources Corp. 1,725 289,006
Williams Companies, Inc. (The) 5,800 367,430
1,121,893
Industrials 2.51%
NuScale Power Corp.
(a)
4,500 162,000
Republic Services, Inc. 1,750 401,590
Waste Management, Inc. 2,750 607,283
1,170,873
Utilities 92.45%
AES Corp. 31,500 414,540
Alliant Energy Corp. 6,600 444,906
Ameren Corp. 13,750 1,435,225
American Electric Power Company, Inc. 14,050 1,580,625
American Water Works Company, Inc. 2,250 313,177
Atmos Energy Corp. 5,600 956,200
Brookfield Renewable Corp., Class A 5,900 203,078
California Water Service Group 6,500 298,285
CenterPoint Energy, Inc. 21,750 843,900
Chesapeake Utilities Corp. 4,000 538,760
Clearway Energy, Inc., Class C 20,800 587,600
CMS Energy Corp. 19,550 1,432,233
Constellation Energy Corp. 6,100 2,007,327
Dominion Energy, Inc. 7,100 434,307
DTE Energy Co. 13,450 1,902,233
Duke Energy Corp. 15,700 1,942,875
Edison International 10,858 600,230
Entergy Corp. 20,750 1,933,692
Essential Utilities, Inc. 32,600 1,300,740
Evergy, Inc. 13,800 1,049,076
Eversource Energy 20,050 1,426,357
Exelon Corp. 25,600 1,152,256
FirstEnergy Corp. 31,100 1,425,002
IDACORP, Inc. 4,350 574,852
National Fuel Gas Co. 3,950 364,862
New Jersey Resources Corp. 9,500 457,425
NextEra Energy, Inc. 31,550 2,381,710
Nisource, Inc. 32,500 1,407,250
Northwest Natural Holdings Co. 11,300 507,709
NorthWestern Corp. 8,700 509,907
NRG Energy, Inc. 5,050 817,848
Pinnacle West Capital Corp. 3,700 331,742
PNM Resources, Inc. 5,600 316,680
Portland General Electric Co. 16,900 743,600

Spirit of America Utilities Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Common Stocks 97.37% (continued) Shares Market Value
Utilities 92.45% (continued)
PPL Corp. 47,700 $ 1,772,532
Public Service Enterprise Group, Inc. 16,450 1,372,917
Sempra Energy 17,250 1,552,155
Southern Co. 8,600 815,022
Southwest Gas Corp. 3,450 270,273
Talen Energy Corp.
(a)
550 233,959
Vistra Energy Corp. 9,800 1,920,016
WEC Energy Group, Inc. 7,900 905,261
Xcel Energy, Inc. 20,150 1,625,098
43,103,442
Total Common Stocks
(Cost $37,557,766) 45,396,208
Money Market Funds 2.42%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 4.05%
(b)
1,128,566 1,128,566
Total Money Market Funds
(Cost $1,128,566) 1,128,566
Total Investments — 99.79%
(Cost $38,686,332) 46,524,774
Other Assets in Excess of Liabilities  — 0.21% 97,251
NET ASSETS - 100.00% $ 46,622,025
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of September 30, 2025.